Closed Block (Tables)	12 Months Ended
Dec. 31, 2011
Closed Block [Abstract]
Information regarding the closed block liabilities and assets

	December 31,
	2011	2010
	(In millions)
Closed Block Liabilities
Future policy benefits	$43,169	$43,456
Other policy-related balances	358	316
Policyholder dividends payable	514	579
Policyholder dividend obligation	2,919	876
Current income tax payable	—	178
Other liabilities	613	627

Total closed block liabilities	47,573	46,032

Assets Designated to the Closed Block
Investments:
Fixed maturity securities available-for-sale, at estimated fair value	30,407	28,768
Equity securities available-for-sale, at estimated fair value	35	102
Mortgage loans	6,206	6,253
Policy loans	4,657	4,629
Real estate and real estate joint ventures held-for-investment	364	328
Short-term investments	—	1
Other invested assets	857	729

Total investments	42,526	40,810
Cash and cash equivalents	249	236
Accrued investment income	509	518
Premiums, reinsurance and other receivables	109	95
Current income tax recoverable	53	—
Deferred income tax assets	362	474

Total assets designated to the closed block	43,808	42,133

Excess of closed block liabilities over assets designated to the closed block	3,765	3,899

Amounts included in accumulated other comprehensive income (loss):
Unrealized investment gains (losses), net of income tax	2,394	1,101
Unrealized gains (losses) on derivative instruments, net of income tax	11	10
Allocated to policyholder dividend obligation, net of income tax	(1,897)	(569)

Total amounts included in accumulated other comprehensive income (loss)	508	542

Maximum future earnings to be recognized from closed block assets and liabilities	$4,273	$4,441

Closed block policyholder dividend obligation

	Years Ended December 31,
	2011	2010	2009
	(In millions)
Balance at January 1,	$876	$—	$—
Change in unrealized investment and derivative gains (losses)	2,043	876	—

Balance at December 31,	$2,919	$876	$—

Information regarding the closed block revenues and expenses

	Years Ended December 31,
	2011	2010	2009
	(In millions)
Revenues
Premiums	$2,306	$2,461	$2,708
Net investment income	2,233	2,294	2,197
Net investment gains (losses):
Other-than-temporary impairments on fixed maturity securities	(14)	(32)	(107)
Other-than-temporary impairments on fixed maturity securities transferred to other comprehensive income (loss)	3	—	40
Other net investment gains (losses)	43	71	327

Total net investment gains (losses)	32	39	260
Net derivative gains (losses)	8	(27)	(128)

Total revenues	4,579	4,767	5,037

Expenses
Policyholder benefits and claims	2,991	3,115	3,329
Policyholder dividends	1,137	1,235	1,394
Other expenses	193	199	203

Total expenses	4,321	4,549	4,926

Revenues, net of expenses before provision for income tax expense (benefit)	258	218	111
Provision for income tax expense (benefit)	90	72	36

Revenues, net of expenses and provision for income tax expense (benefit)	$168	$146	$75

Change in the maximum future earnings of the closed block

	Years Ended December 31,
	2011	2010	2009
	(In millions)
Balance at December 31,	$4,273	$4,441	$4,587
Less:
Closed block adjustment (1)	—	—	144
Balance at January 1,	4,441	4,587	4,518

Change during year	$(168)	$(146)	$(75)

(1)	The closed block adjustment represents an intra-company reallocation of assets which affected the closed block. The adjustment had no impact on the Company’s consolidated financial statements.